Document and Entity Information	Oct. 11, 2022
Details
Registrant CIK	0001493712
Document Type	8-K
Document Period End Date	Oct. 11, 2022
Entity Registrant Name	CELL MEDX CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54500
Entity Tax Identification Number	38-3939625
Entity Address, Address Line One	123 W. Nye Ln, Suite 446
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89706
City Area Code	844
Local Phone Number	238-2692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false